CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,655,903)	$ (1,386,515)	$ (1,015,348)
Adjustments to reconcile net loss to cash (used in) operating activities:
Depreciation and amortization	303,269	259,122	265,689
Bad debt written-off	105,204	0
Change in operating assets and liabilities
Accounts receivable	(697,873)	(199,392)	(76,582)
Inventories	535,182	(712,854)	(683,703)
Prepayments	(180,974)	(140,151)	(98,682)
Deposits	2,525	13
Other receivables	268,621	(134,161)	(78,269)
Accounts payable	(1,631,595)	530,221	52,941
Advance from customers	(216,269)	222,633	(44,356)
Other payables and accruals	(960,292)	545,903	101,254
Taxes payable			(26,229)
Operating lease liabilities	(42,771)	(23,786)	4,306
Net cash (used in) operating activities	(4,170,876)	(1,038,967)	(1,598,979)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,181,724)	(9,758)	(221,760)
Net cash (used in) investing activities	(4,181,724)	(9,758)	(221,760)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares in IPO	18,048,369
Payments of principal finance lease	(8,391)	(32,954)	(31,976)
Proceeds from shareholder contribution		717,949	153,846
Proceeds from short-term loan	1,964,072
Repayments of short-term loan	(1,964,072)
Proceeds from bank borrowings		191,339	927,520
Repayments of bank borrowings	(642,176)
Net cash provided by financing activities	17,397,802	876,334	1,049,390
EFFECT OF EXCHANGE RATE ON CASH	(10,680)	1,080	3,910
NET INCREASE (DECREASE) IN CASH	9,034,522	(171,311)	(767,439)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	131,129	302,440	1,069,879
CASH AND CASH EQUIVALENTS AT END OF YEAR	9,165,651	131,129	302,440
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 208,565	$ 49,688	21,392
OTHER NON-CASH TRANSACTIONS
Operating right-of-use assets recognized for related operating lease liabilities			$ 622,922